Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
January 31, 2023
SIC-NPRT1-0423
1.9904431.100
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 0.7%
Bapcor Ltd.	10,765	48,684
Austria - 1.8%
Verbund AG	967	82,052
Wienerberger AG	1,242	37,132
TOTAL AUSTRIA		119,184
Bailiwick of Jersey - 0.3%
Ferguson PLC	156	21,848
Belgium - 1.6%
KBC Group NV	374	27,591
UCB SA	937	76,787
TOTAL BELGIUM		104,378
Canada - 1.8%
Nutrien Ltd.	849	70,278
The Toronto-Dominion Bank	728	50,370
TOTAL CANADA		120,648
Denmark - 3.0%
Novo Nordisk A/S Series B	974	134,792
ORSTED A/S (a)	760	67,680
TOTAL DENMARK		202,472
Finland - 1.4%
Neste OYJ	2,010	95,776
France - 11.4%
Air Liquide SA	550	87,574
AXA SA	3,788	118,182
BNP Paribas SA	1,469	100,894
Capgemini SA	393	74,299
Edenred SA	553	30,054
L'Oreal SA	98	40,465
LVMH Moet Hennessy Louis Vuitton SE	212	185,071
Pernod Ricard SA	496	102,399
Worldline SA (a)(b)	538	24,407
TOTAL FRANCE		763,345
Germany - 10.4%
Brenntag SE	346	25,828
Deutsche Borse AG	479	85,713
Deutsche Post AG	1,942	83,616
Linde PLC	317	104,301
Merck KGaA	700	146,110
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	196	70,530
SAP SE	259	30,702
Siemens AG	988	154,331
TOTAL GERMANY		701,131
Hong Kong - 4.6%
AIA Group Ltd.	16,927	191,405
Chervon Holdings Ltd.	6,438	32,324
Hang Seng Bank Ltd.	4,911	81,784
TOTAL HONG KONG		305,513
India - 2.0%
HDFC Bank Ltd. sponsored ADR	1,983	133,575
Ireland - 2.0%
CRH PLC	1,597	74,547
Dalata Hotel Group PLC (b)	14,835	62,496
TOTAL IRELAND		137,043
Italy - 0.6%
Carel Industries SpA (a)	1,559	38,473
Japan - 16.5%
FUJIFILM Holdings Corp.	1,963	103,884
Fujitsu Ltd.	377	53,677
Hitachi Ltd.	2,537	133,047
Hoya Corp.	1,146	126,028
Itochu Corp.	3,628	117,264
Nomura Research Institute Ltd.	1,723	41,365
ORIX Corp.	12,067	212,174
Persol Holdings Co. Ltd.	2,615	57,335
Sony Group Corp.	2,583	230,795
TIS, Inc.	1,032	29,758
TOTAL JAPAN		1,105,327
Kenya - 0.4%
Safaricom Ltd.	143,462	26,964
Netherlands - 6.3%
ASML Holding NV (Netherlands)	256	169,382
BE Semiconductor Industries NV	376	26,684
Heineken NV (Bearer)	673	67,259
ING Groep NV (Certificaten Van Aandelen)	4,801	69,520
Koninklijke KPN NV	25,911	88,586
TOTAL NETHERLANDS		421,431
New Zealand - 1.1%
Contact Energy Ltd.	3,030	15,238
EBOS Group Ltd.	2,181	60,799
TOTAL NEW ZEALAND		76,037
Norway - 1.5%
DNB Bank ASA	4,532	84,746
Schibsted ASA (A Shares)	681	14,805
TOTAL NORWAY		99,551
Singapore - 0.8%
United Overseas Bank Ltd.	2,411	54,804
Spain - 2.9%
Amadeus IT Holding SA Class A (b)	964	60,736
CaixaBank SA	4,945	21,941
EDP Renovaveis SA	1,850	40,114
Iberdrola SA	6,283	73,711
TOTAL SPAIN		196,502
Sweden - 3.9%
Boliden AB	2,903	129,777
Instalco AB	3,340	12,881
Investor AB (B Shares)	1,770	34,249
Lagercrantz Group AB (B Shares)	1,618	16,926
Nibe Industrier AB (B Shares)	6,323	67,930
TOTAL SWEDEN		261,763
Switzerland - 5.5%
Nestle SA (Reg. S)	1,660	202,535
Roche Holding AG (participation certificate)	460	143,598
SGS SA (Reg.)	9	21,873
TOTAL SWITZERLAND		368,006
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,743	136,521
United Kingdom - 13.7%
AstraZeneca PLC (United Kingdom)	1,811	237,261
Barratt Developments PLC	3,593	20,367
Beazley PLC	5,584	45,780
Big Yellow Group PLC	1,391	20,733
Bunzl PLC	939	34,382
Compass Group PLC	5,431	129,736
Diageo PLC	2,415	105,599
Endava PLC ADR (b)	195	17,135
Grainger Trust PLC	8,149	26,081
Impax Asset Management Group PLC	1,511	14,456
National Grid PLC	2,529	32,151
Prudential PLC	4,113	68,338
Reckitt Benckiser Group PLC	1,579	112,521
Renewi PLC (b)	2,261	18,258
Smart Metering Systems PLC	3,385	36,307
TOTAL UNITED KINGDOM		919,105
TOTAL COMMON STOCKS (Cost $6,092,420)		6,458,081

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c) (Cost $215,127)	215,084	215,127

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,307,547)	6,673,208
NET OTHER ASSETS (LIABILITIES) - 0.6%	42,258
NET ASSETS - 100.0%	6,715,466

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,560 or 1.9% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	225,629	977,806	988,308	2,201	-	-	215,127	0.0%
Total	225,629	977,806	988,308	2,201	-	-	215,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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